Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial information of segments
The main financial information of each of the Company’s segments are stated as follows:

	2019	2018	2017
Net revenue from sales and services:
Ultragaz	7,094,823	7,043,246	6,071,002
Ipiranga	75,452,481	76,477,640	66,950,501
Oxiteno	4,254,237	4,748,428	3,959,416
Ultracargo	540,758	493,649	438,360
Extrafarma	2,060,568	2,027,988	1,868,919

	89,402,867	90,790,951	79,288,198
Others (1)	44,770	46,937	50,752
Intersegment sales	(149,662)	(139,905)	(108,936)

Total	89,297,975	90,697,983	79,230,014

Intersegment sales:
Ultragaz	3,794	2,879	2,178
Ipiranga	535	2,919	1,003
Oxiteno	22,265	6,325	919
Ultracargo	78,390	82,573	54,174
Extrafarma	0	—	—

	104,984	94,696	58,274
Others (1)	44,678	45,209	50,662

Total	149,662	139,905	108,936

Net revenue from sales and services, excluding intersegment sales:
Ultragaz	7,091,029	7,040,367	6,068,824
Ipiranga	75,451,946	76,474,721	66,949,498
Oxiteno	4,231,971	4,742,103	3,958,497
Ultracargo	462,368	411,076	384,186
Extrafarma	2,060,569	2,027,988	1,868,919

	89,297,883	90,696,255	79,229,924
Others (1)	92	1,728	90

Total	89,297,975	90,697,983	79,230,014

Operating income (expense):
Ultragaz	353,522	35,567	255,935
Ipiranga	1,615,398	1,396,574	2,357,125
Oxiteno	(26,288)	457,128	141,350
Ultracargo	78,834	124,720	75,042
Extrafarma	(724,398)	(118,329)	(37,721)

	1,297,068	1,895,660	2,791,731
Others (1)	3,484	3,694	1,011

Total	1,300,552	1,899,354	2,792,742

	2019	2018	2017
Share of profit (loss) of joint-ventures and associates:
Ultragaz	(5)	12	1,245
Ipiranga	1,790	576	1,212
Oxiteno	532	880	1,417
Ultracargo	1,370	1,350	1,578

	3,687	2,818	5,452
Others (1)	(15,832)	(17,597)	15,221

Total	(12,145)	(14,779)	20,673

Income before financial result, income and social contribution taxes	1,288,407	1,884,575	2,813,415
Financial result, net	(506,854)	(113,536)	(474,296)

Income before income and social contribution taxes	781,553	1,771,039	2,339,119

Additions to PP&E and intangible assets (excluding intersegment account balances):
Ultragaz	249,784	245,069	244,187
Ipiranga	370,864	417,519	536,936
Oxiteno	255,016	473,026	466,967
Ultracargo	217,377	167,034	105,028
Extrafarma	89,850	118,577	171,183

	1,182,891	1,421,225	1,524,301
Others (1)	20,186	18,382	22,626

Total additions to PP&E and intangible assets (see Notes 14 and 15)	1,203,077	1,439,607	1,546,927
Asset retirement obligation – fuel tanks (see Note 21)	(290)	(264)	(537)
Capitalized borrowing costs	(30,748)	(23,438)	(22,243)

Total investments in PP&E and intangible assets (cash flow)	1,172,039	1,415,905	1,524,147

Payments of contractual assets with customers – exclusive rights (see Note 11):
Ipiranga	330,068	390,177	529,732

	2019	2018	2017
Depreciation of PP&E and amortization of intangible assets charges:
Ultragaz	186,221	222,527	182,833
Ipiranga	290,747	283,426	245,424
Oxiteno	212,328	167,357	153,110
Ultracargo	59,618	52,414	47,669
Extrafarma	80,550	71,552	60,856

	829,464	797,276	689,892
Others (1)	15,183	15,213	14,652

Total	844,647	812,489	704,544

Amortization of contractual assets with customers – exclusive rights (see Note 11):
Ipiranga	355,055	371,825	463,049
Ultragaz	195	—	—

	355,250	371,825	463,049

Amortization of right to use assets:
Ultragaz	31,264	—	—
Ipiranga	164,543	—	—
Oxiteno	9,676	—	—
Ultracargo	20,673	—	—
Extrafarma	73,774	—	—

	299,930	—	—
Others (1)	128	—	—

Total	300,058	—	—

Asset reclassification
Total assets (excluding intersegment account balances):
Ultragaz	2,998,623	2,719,425	2,408,600
Ipiranga	16,278,320	15,381,887	15,388,646
Oxiteno	7,453,476	7,452,331	6,557,456
Ultracargo	1,871,799	1,478,697	1,394,083
Extrafarma	2,060,182	2,107,901	1,948,808
	30,662,400	29,140,241	27,697,593
Others (1)	533,072	1,359,154	586,753
Total	31,195,472	30,499,395	28,284,346

(1)
Composed of the parent company Ultrapar (including goodwill of certain acquisitions) and Subsidiaries Serma—Associação dos Usuários de Equipamentos de Processamento de Dados e Serviços Correlatos (“Serma”) and Imaven Imóveis Ltda. It also includes the share of loss in the joint-venture ConectCar.

Fixed and intangible assets of the Company abroad
The fixed and intangible assets of the Company and its subsidiaries are located in Brazil, except those related to Oxiteno’ plants abroad, as shown below:

	12/31/2019	12/31/2018
United States of America	909,787	857,049
Mexico	124,809	124,037
Uruguay	74,732	72,345
Venezuela ( i )	0	2,427

	1,109,328	1,055,858

( i )	See Note 3.b.3.

Revenue from operations abroad
The subsidiaries generate revenue from operations in Brazil, United Stated of America, Mexico, Uruguay and Venezuela (
i
), as well as from exports of products to foreign customers, as disclosed below:

	2019	2018	2017
Net revenue from sale and services:
Brazil	87,927,198	89,183,342	77,986,363
Mexico	220,021	207,615	190,205
Uruguay	41,648	48,096	33,873
Venezuela ( i )	2,293	68,877	54,788
Other Latin American countries	418,368	425,973	427,875
United States of America and Canada	437,669	465,840	292,709
Far East	74,093	96,394	72,469
Europe	118,917	138,347	119,097
Others	57,768	63,499	52,635

Total	89,297,975	90,697,983	79,230,014

Sales to the foreign market are made substantially by the Oxiteno segment.

( i )	See Note 3.b.3.